DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)					1 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jan. 21, 2026	Sep. 05, 2025	Aug. 06, 2025	Mar. 28, 2025	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 11, 2026
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of SIF Warrants (note 11)						$ 3,624,000	$ 4,570,000		$ 4,570,000	$ 1,548,000
Cash and cash equivalents (note 4)						$ 31,975,000		$ 49,125,000	49,125,000	$ 6,392,000
Settlement of related party loans			$ 1,408,000
PIPE financing
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued					10,556,367
Price per unit issued					$ 10.2
Number of shares in a unit					1
Number of warrants in a unit					1
Exercise price					$ 12
Spring Valley Acquisition III
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs		$ 14,319,936
Cash underwriting fee		4,600,000
Deferred Underwriting Fee		9,200,000						9,200,000	$ 9,200,000
Other offering costs		519,936						$ 519,936
Percent of fair market value of target businesses								80.00%
Percentage of ownership interest to be acquired								50.00%
Accrued interest		$ 230,000,000
Share price						$ 10		$ 10	$ 10
Number of business days prior to business combination								2 days
Permitted Withdrawals percentage						5.00%		5.00%
Percentage of restriction on redemption of shares								15.00%	15.00%
Redemption percentage of shares if business combination not completed								100.00%
Maximum period to complete the business combination								24 months
Maximum number of business days for completion of redemption								10 days
Dissolution expense payable from interest earned on trust account								$ 100,000	$ 100,000
Cash and cash equivalents (note 4)						$ 1,889,472		749,812	749,812
Working capital deficit								$ 748,063	$ 748,063
Spring Valley Acquisition III | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price								$ 10	$ 10
Exercise price per share	$ 0.9
Spring Valley Acquisition III | Sponsor | Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount				$ 250,000		151,636		$ 151,636	$ 151,636
Spring Valley Acquisition III | Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor earnout shares	1,000,000
Transferred founder shares	1,250,000
Shares lock up period	6 months
Spring Valley Acquisition III | Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price								$ 0.09	$ 0.09
Loans outstanding								$ 0	$ 0
Spring Valley Acquisition III | Related Party Loans | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Settlement of related party loans						$ 1,500,000,000,000		$ 1,500,000
Spring Valley Acquisition III | Working Capital Loan | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Convertible working capital loans	$ 1,500,000
Spring Valley Acquisition III | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		7,046,111						7,046,111
Price per warrant issued		$ 0.9
Proceeds from issuance of SIF Warrants (note 11)		$ 6,341,500
Spring Valley Acquisition III | Private Placement Warrants | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		4,490,555
Spring Valley Acquisition III | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit						0.33		0.33	0.33
Exercise price						$ 11.5		$ 11.5	$ 11.5
Spring Valley Acquisition III | Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit						1		1	1
Spring Valley Acquisition III | Class A ordinary shares | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant						1		1	1
Exercise price						$ 11.5		$ 11.5	$ 11.5
Spring Valley Acquisition III | Class A ordinary shares | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant						1		1	1		1
Exercise price						$ 11.5		$ 11.5	$ 11.5
Spring Valley Acquisition III | Class B common shares | Founder shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares forfeited	1,000,000
Spring Valley Acquisition III | Class B common shares | Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net proceeds				$ 25,000		$ 25,000		$ 25,000
Spring Valley Acquisition III | IPO including over-allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued		23,000,000
Price per unit issued		$ 10
Gross proceeds		$ 230,000,000
Spring Valley Acquisition III | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum period to liquidate for trust accounts funds						24 months		24 months
Spring Valley Acquisition III | Underwriters over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued		3,000,000
Spring Valley Acquisition III | Underwriters over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued		2,555,556
Spring Valley Acquisition III | PIPE financing
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	10,556,367
Price per unit issued	$ 10.2
Gross proceeds	$ 107,700,000
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price	$ 12